Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	3 Months Ended				12 Months Ended
	Dec. 31, 2021 $ / shares	Sep. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Statement of changes in equity [abstract]
Dividends recognised as distributions to owners per share | (per share)	$ 0.20	$ 0.70	$ 0.70	$ 0.70	$ 0.80